Subordinated liabilities - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Issuances	£ 1,045	£ 1,870
Redemption of subordinated debt	£ 115	£ 476
Barclays PLC | 4.616% Fixed Rate Resetting Subordinated Callable Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.616%
Barclays PLC | 3.750% Fixed Rate Resetting Subordinated Callable Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.75%